Document and Entity Information	9 Months Ended
Sep. 30, 2015
Document And Entity Information [Abstract]
Document Type	S-4/A
Amendment Flag	false
Document Period End Date	Sep. 30, 2015
Entity Registrant Name	PUGET ENERGY INC /WA
Entity Central Index Key	0001085392
Entity Filer Category	Non-accelerated Filer